STATEMENTS OF CASH FLOWS - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (235,380)	$ 1,015,702
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Income from investments held in Trust Account	(16,874)	(2,843,649)
Changes in operating assets and liabilities:
Prepaid expenses		(170,503)
Prepaid income taxes		(4,527)
Accounts payable and accrued expenses	239,254	244,132
Deferred tax liability		91,572
Net cash used in operating activities	(13,000)	(1,667,273)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(209,070,000)	(2,070,000)
Cash withdrawn from Trust Account to pay franchise and income taxes		525,351
Net cash used in investing activities	(209,070,000)	(1,544,649)
Cash flows from financing activities:
Proceeds from issuance of representative shares	15
Proceeds from sale of Units, net of underwriting discounts paid	202,860,000
Proceeds from sale of Private Placement Units	7,960,000
Proceeds from promissory note - related party	250	2,070,000
Repayment of promissory note - related party	(135,463)
Payment of offering costs	(240,665)	(11,300)
Net cash provided by financing activities	210,444,137	2,058,700
Net change in cash	1,361,137	(1,153,222)
Cash, beginning of the period	0	1,361,137
Cash, end of the period	1,361,137	207,915
Supplemental disclosure of cash flow information:
Cash paid for income taxes		$ 459,000
Non-Cash financing activities:
Offering costs included in accrued offering costs	11,300
Offering costs paid by Sponsor in exchange for issuance of founder shares	25,000
Issuance of Representative Shares	900
Offering costs paid through promissory note	$ 134,655